NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS)	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS)	NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS)Operating income

(amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
Research Tax Credit	860	243
Subsidies	40	28
Income from licenses or other contracts	54	7
Net gain on disposal of tangible assets	24,351	—
Total	25,304	278
The reduction in the research tax credit is related to the end of previous clinical trials.
The net gain from the disposal of fixed assets is related to the sale of the Princeton plant to Catalent and breaks down as follows :
–Proceeds from the sale of €40,676 thousand ($44,500 thousand);
–The net book value of tangible fixed assets of €15,673 thousand ($17,146 thousand);
–The net book value of intangible fixed assets of €4 thousand ($4 thousand)
–The net book value of the rights of use for €3,022 thousand ($3,307 thousand);
–The cancellation of the lease obligation for €5,419 thousand ($5,928 thousand);
–Transaction costs of €3,046 thousand ($3,333 thousand)
Operating expenses by natureResearch and development expenses
Amounts in the prior period have been reclassified to conform to the current period presentation. Specifically, the regulatory activities are disclosed separately in this table but were included among clinical studies in the previously filed unaudited interim condensed financial statements of the 6 months ended June 30, 2022).

For the six months ended June 30, 2022 (amounts in thousands of euros)	R&D	Regulatory	Clinical studies	Total
Consumables	0		450	450
IT costs and maintenance	66		765	831
Services, subcontracting and fees	237	723	3,128	4,088
Personnel expenses	785	467	7,110	8,362
Depreciation, amortization & impairment	178		3,443	3,621
Other	7		(59)	(52)
Total	1,273	1,190	14,837	17,300

For the six months ended June 30, 2023 (amounts in thousands of euros)	R&D	Regulatory	Clinical studies	Total
Consumables	128	0	101	229
IT costs and maintenance	(14)	2	113	101
Services, subcontracting and fees	210	(144)	228	294
Personnel expenses	911	348	1,381	2,640
Depreciation, amortization & impairment	209	0	(58)	151
Other	0	0	16	16
Total	1,444	206	1,781	3,431
The €13.9 million significant decrease in research and development expenses between 2023 and 2022 can mainly be explained by:
–a decrease of €3.8 million, of services and subcontracting expenses
–a decrease of €5.7 million of personnel expenses, with the transfer to Catalent of Princeton manufacturing facility employees in April 2022 and the restructuring plan in Lyon completed in the fourth quarter 2022. The average number of full-time employees allocated to our research and development workforce decreased from 117 in the first half of 2022 to 27 in the first half of 2023. The personnel expense in 2022 includes a Lyon (France) restructuring charge of €1.7 million.
–a net decrease in depreciation and amortization expenses of €3.5 million in 2023, mainly related to:
–the disposal of our Princeton Manufacturing facility sold to Catalent in April 2022
–an impairment charge of €2.1 million in 2022 for the facilities, fixtures, equipment and rights of use of the Adenine production unit in France.
General and administrative expenses

(amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
Consumables	57	47
IT Costs and maintenance	175	442
Services, subcontracting and fees	3,446	5,664
Personnel expenses	3,288	2,957
Depreciation and amortization	669	(110)
Other	277	246
Total	7,911	9,245
The €1.33 million increase of general and administrative expenses between 2022 and 2023 is explained mostly by the €3.41 million in merger costs, partially offset by personnel expenses reductions and a reduction to service and subcontracting fees. G&A personnel expenses decreased by €0.3 million in 2023, with the combined effects of employees resignations and a restructuring plan in Lyon completed in the last quarter of 2022. The average number of full-time employees allocated to our G&A workforce decreased from 32 in the 6 months ended June 30, 2022 to 18 in the 6 months ended June 30, 2023. The personnel expense in 2022 includes a Lyon (France) restructuring charge of €0.2 million. Services, subcontracting and fees increased by €2.2 million from 2022 to 2023 due to €3.41 million in merger costs, partially offset by a reduction of D&O insurance costs, recruiting, and legal and audit fees.
Personnel expensesResearch and development expenses

For the six months ended June 30, 2022 (amounts in thousands of euros)	R&D	Regulatory	Clinical studies	Total
Wages and salaries	533	381	4,237	5,151
Share-based payments (employees and executive management)	17		(27)	(10)
Social security expenses	235	86	1,209	1,530
Restructuring charge			1,691	1,691
Total personnel expenses	785	467	7,110	8,362

For the six months ended June 30, 2023 (amounts in thousands of euros)	R&D	Regulatory	Clinical studies	Total
Wages and salaries	603	287	1,047	1,937
Share-based payments (employees and executives)	33	0	114	147
Social security expenses	275	61	220	556
Total personnel expenses	911	348	1,381	2,640
The weighted average full-time employees (FTE) was 117 during the first half of 2022 and 27 during the first half of 2023.
General and administrative expenses

(amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
Wages and salaries	2,051	2,082
Share-based payments (employees and executive management)	304	230
Social security expenses	766	645
Restructuring charge	167
Total personnel expenses	3,288	2,957
The weighted average full-time employees (FTE) was 32 during the first half of 2022 and 18 during the first half of 2023.
Share-based payments (IFRS 2)
Stock options (“SO”) plan
No new plans were created during the first half of 2023, and no new grants were issued under plans from the prior year.
Replacement awards:
In connection with the acquisition of Pherecydes Pharma S.A., the Company exchanged equity-settled share-based payment awards held by employees of Pherecydes Pharma for the following equity-settled share-based payment awards of the Company (see note 4.1.2).
- Founder Subscription Warrants (“BSPCE”) plan
Figures are shown after the reverse stock split.

Plan	BSPCE 2019-1	BSPCE 2019-2	BSPCE 2019-4	BSPCE 2021-2	BSPCE 2021-3	BSPCE 2021-4
Number of options	3,691	7,500	263	7,500	6,328	62,325
Exercise price	€1.09	€0.92	€1.09	€1.60	€2.19	€1.89
Underlying price	€0.00	€0.47	€0.46	€0.40	€0.34 (Tranche 3) €0.35 (Tranche 4)	€0.37
Expected dividends	—%	—%	—%	—%	—%	—%
Volatility	87.14% - 92.92%	87.01% - 98.86%	84.03% - 89.19%	82.99% - 88.93%	79.89% - 88.22%	80.52% - 88.06%
Risk-free rate	3.0108% - 3.2655%	2.9750% - 3.2290%	2.8787% -3.1274%	2.8033% - 3.1269%	2.8517% - 3.0093%	2.8625% - 2.9676%
Fair value of the plan (in K€)	0.00	3.53	0.12	3.00	4.37	23.06
- Free shares (“AGA”) plan
Figures are shown after the reverse stock split.

Erytech
Number of shares	16,460
Plan	AGA 2022
Underlying price	€0.82
Expected dividends	—%
Maturity	1 year - 3 years
Fair value of plan (in K€)	135

Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of June 30, 2022	of which employees	of which executive officers and executive committee	of which board members
AGA	202	31	171	—
BSA	—	—	—	—
SO	124	53	71	—
Total	326	84	242	—

Plan name	Amount in P&L in euros thousands as of June 30, 2023	of which employees	of which executive officers and executive committee	of which board members
AGA	66	—	66	—
BSPCE	435	222	104	109
SO	(110)	(123)	13	—
Total	391	99	183	109

As of June 30, 2023, and after taking into account the effect of the reverse share split (see Note 2.9), the outstanding equity instruments could lead to the issuance of 396,318 potential shares.
Financial income (loss)

(amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
Income from short term deposits	6	171
Change in fair value of derivative liabilities	—	—
Foreign exchange gains	3,348	137
Other financial income	16	23
Financial income	3,370	331
Amortized cost of convertible notes	(22)	—
Financial expenses on lease liability	(108)	(25)
Interest expense related to borrowings	(140)	(78)
Foreign exchange loss	(480)	(239)
Other financial expenses	—	—
Financial expenses	(750)	(342)
Financial income (loss)	2,620	(11)
Income taxIn June 2022 an estimate of the Income tax expense related to the Princeton facility sale was recorded for $4,086 thousand (€3,737 thousand). After completion of a tax analysis to determine the extent of prior year federal and state tax losses which could be carried forward to offset the current year gain, the income tax expense on this transaction was revised to €521 thousand as of December 31, 2022 (refer to the prior year consolidated financial statements).Basic earnings (loss) per share and diluted earnings (loss) per share
Figures are shown after the stock split.

	06/30/2022	06/30/2023
	(6 months)	(6 months)
Net loss (in thousands of euros)	(1,024)	(12,201)
Weighted number of shares for the period (1)	3,101,605	3,284,500
Basic loss per share (€/share)	(0.33)	(3.71)
Diluted loss per share (€/share)	(0.33)	(3.71)

(1)after deduction of 250 treasury shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity) and after taking into account the effect of the reverse share split (see Note 2.9).
As of June 30, 2022 and 2023, the potential shares that could be issued (see Note 3.3.3) were not taken into consideration in the calculation of the diluted earnings, as their effect would be anti-dilutive.